FIFTH THIRD FUNDS

                        SUPPLEMENT DATED OCTOBER 5, 2003
   TO THE EQUITY INDEX FUND PREFERRED SHARES PROSPECTUS DATED OCTOBER 5, 2003.



Preferred shares of the Fifth Third Equity Index Fund are not being offered for sale at this time.



                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                                SUP-EI-PRE 10/03

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED OCTOBER 5, 2003 TO THE
        EQUITY INDEX FUND SELECT SHARES PROSPECTUS DATED OCTOBER 5, 2003.



Select shares of the Fifth Third Equity Index Fund are not being offered for sale at this time.



                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                                SUP-EI-SEL 10/03

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED OCTOBER 5, 2003 TO THE
        EQUITY INDEX FUND TRUST SHARES PROSPECTUS DATED OCTOBER 5, 2003.



Trust shares of the Fifth Third Equity Index Fund are not being offered for sale at this time.



                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                                SUP-EI-TRT 10/03

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED OCTOBER 5, 2003
               TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS AND
             MUNICIPAL MONEY MARKET FUND PREFERRED SHARES PROSPECTUS
                             DATED OCTOBER 5, 2003.



Preferred shares of the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund are not being offered for sale at this time.



                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                                SUP-IM-PRE 10/03

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED OCTOBER 5, 2003
               TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS AND
              MUNICIPAL MONEY MARKET FUND SELECT SHARES PROSPECTUS
                             DATED OCTOBER 5, 2003.



Select shares of the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund are not being offered for sale at this time.



                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                                SUP-IM-SEL 10/03

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED OCTOBER 5, 2003
               TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS AND
               MUNICIPAL MONEY MARKET FUND TRUST SHARES PROSPECTUS
                             DATED OCTOBER 5, 2003.



Trust shares of the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund are not being offered for sale at this time.



                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                                SUP-IM-TRT 10/03